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         UNITED STATES SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

         FORM 13F

         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2009

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check Only One):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Choice Financial Partners, Inc.
Address: One Financial Plaza,  501 N. Broadway
         St. Louis, Missouri 63102

13F File Number:

The institutional investment manager filing this report & the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael P. Conley
Title: Chief Compliance Officer
Phone: (314) 342-2156
Signature, Place, and Date of Signing:

    Michael P. Conley     St. Louis, Missouri    March 31, 2009

Report Type:  (Check only one):
[X] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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SEC13F.LNS                CHOICE FINANCIAL PARTNERS, INC.

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 03/31/09
                         RUN DATE: 04/20/09  10:20 A.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   0

FORM 13F INFORMATION TABLE VALUE TOTAL:   (x$1000) $0



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

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PORTVUE-SEC13F.LNP                                  CHOICE FINANCIAL PARTNERS, INC.
RUN DATE: 04/20/09  10:20 A.M.
                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 03/31/09

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
